SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 102,084
Less, accumulated depreciation	(19,899)
Equipment, net	82,185
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 102,084